Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Related Party transactions

30. Related Party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. An individual or legal entity is considered a related party where:

An entity, individual or close relative of such individual or legal entity exercises control, or joint control, or significant influence over the reporting entity, or is a member of the Board of Directors or the Senior Management of the entity or its parent company.

An entity is a subsidiary, associate or joint venture of the entity or its parent or controlled company.

The following section provides a brief description of the main transactions conducted with related parties which are not described in other notes of these consolidated Financial Statements:

1. Compensation of the Board of Directors

Law N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of our Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination.

The remuneration of directors for each fiscal year is based on the provisions established by the Law N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

2. Compensation of Senior Management

The members of the Senior or Top Management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The remuneration earned by the Company's Senior Management (including Directors) was ARS 118.0 million; ARS 89.3 million and ARS 90.3 million as of June 30, 2020, 2019 and 2018, respectively. The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager's background, capacity and experience, and an annual bonus which varies according to their individual performance and the Group's results. Members of senior management participate in defined contribution and share-based incentive plans that are described in Notes 22 and 23, respectively.

The Group’s Senior Management is composed of as follows:

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	03/31/1966	Chief Executive Officer	2002
Daniel R. Elsztain	12/22/1972	Chief Operating Officer	2011
Matias Gaivironsky	02/23/1976	Chief Financial and Administrative Officer	2011
Arnaldo Jawerbaum	08/13/1966	Chief Commercial Officer	2020
Jorge Cruces	11/07/1966	Chief Investment Officer	2020

3. Corporate Service Agreement with Cresud and IRSA

Whereas, given that the Group, IRSA and Cresud have operating areas with certain characteristics of affinity, the Board of Directors considered it was convenient to implement alternatives that allows to reduce certain fixed costs, with the aim of reducing their incidence on the operating results, building on and enhancing the individual efficiencies of each of the companies in the different areas that form part of operating administration.

To such end, on June 30, 2004, a Master Agreement for the Exchange of Corporate Services (“Frame Agreement") was entered into between IRSA Propiedades Comerciales S.A., IRSA and Cresud, which was amended several times to bring it in line with the current context. The agreement has a term of 24 months, is renewable automatically for equal periods, unless it is terminated by any of the parties upon prior notice.

Under the current Master Agreement corporate services are provided in the following areas: Human Resources, Finance, Institutional Relations, Administration and Control, Insurance, Security, Agreements, Technical Tasks, Infrastructure and Services, Procurement, Architecture and Design, Development and Works, Real Estate, Hotels, Board of Directors, Board of directors of Real Estate Business, General Manager Office, Board Safety, Audit Committee, Real Estate Business Management, Human Resources of Real Estate Business, Fraud Prevention, Internal Audit and Agricultural Investment Management.

Pursuant to this agreement, the companies hired an external consulting firm to review and evaluate half-yearly the criteria used in the process of liquidating the corporate services, as well as the basis for distribution and source documentation used in the process indicated above, by means of a half-yearly report.

It should be noted that the operations indicated above allows both Group IRSA and Cresud to keep our strategic and commercial decisions fully independent and confidential, with cost and profit apportionment being made on the basis of operating efficiency and equity, without pursuing individual economic benefits for any of the companies.

4. Legal services

The Group hires legal services from Estudio Zang, Bergel & Viñes, from which Saúl Zang is a partner and sits at the Board of Directors of the Group companies.

5. Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the Group’s employees. The main members of Fundación IRSA's Board of Administrators are: Eduardo S. Elsztain (Chairman); Saúl Zang (Vice Chairman I), Alejandro Elsztain (Vice Chairman II) and Mariana C. de Elsztain (secretary). It finances its activities with the donations made by IRSA Propiedades Comerciales S.A., IRSA, Cresud and others Group’s companies.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA’s.

On October 31, 1997, IRSA Propiedades Comerciales S.A. entered into an agreement with Fundación IRSA whereby 3,800 square meters of the constructed area at the Abasto shopping mall was granted under a gratuitous bailment agreement for a term of 30 years. Subsequently, on October 29, 1999, Fundación IRSA assigned free of cost all the rights of use over such store and its respective obligations to Fundación Museo de los Niños.

On November 29, 2005, IRSA Propiedades Comerciales S.A. signed another agreement with Fundación Museo de los Niños granting under gratuitous bailment 2,670.11 square meters of the constructed area at Alto Rosario shopping mall for a term of 30 years.

Fundación Museo de los Niños has used these spaces to set up "Museo de los Niños, Abasto” and “Museo de los Niños, Rosario", two interactive learning centers intended for children and adults. Both agreements establish the payment of common expenses and direct expenses related to the services performed by these stores should be borne by Fundación Museo de los Niños.

6. Offices and Shopping malls spaces rental

IRSA and Cresud rent office space for their executive offices located at the Intercontinental Plaza tower at Moreno 877 in the Autonomous City of Buenos Aires, which we have owned since December 2014. They also rent space at our Abasto Shopping Mall.

The offices of our President are located at Bolívar 108, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by Eduardo Sergio Elsztain, our President, and some of his family members and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, Tarshop, Banco de Crédito y Securitización S.A., BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Vida S.A. rent offices owned by us in different buildings. In addition, we also let various spaces in our Shopping Malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and Banco Hipotecario S.A.. Lease agreement entered into with these related parties include clauses and values in line with those agreed upon with unrelated parties.

7. Special reimbursement programs with several means of payment

The Group carries out diverse commercial activities and promotions intended to promote larger number of visitors and consumption inside its shopping malls. Some promotions are offered on specific dates or periods, different types of discounts to clients and/or interest-free financing plans. To this end, the Group enters into agreements with various third party financial entities and/or related parties, such as Banco Hipotecario S.A..

These agreements usually establish different refund percentages for those clients that make purchases at all the participating stores using the means of payment specific of each financial entity and, on occasions, additional financing plans with interest-free instalments. The cost of the refunds granted to the clients is generally distributed as a percentage among the lessors of the shopping malls and the financial entities, while the cost of interest-free financing is borne, in general, by the latter. The Group acts as an intermediary and is in charge of the lessors’ engagement and the advertising of these promotions. This activity results in no money flows or transfer of revenues or costs between the Group and its related parties.

8. Hospitality Services

On certain occasions, the Group hires hospitality and event venue rental services from Nuevas Fronteras S.A., Hoteles Argentinos S.A. and Llao Llao Resorts S.A., all subsidiaries of our parent company IRSA.

9. Property purchase - sale

The Group in the course of business operations may acquire or sell to or from other related parties certain real estate properties used for rental purposes.

10. Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These loans accrue interest at market rates.

11. Financial and service operations

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include Banco Hipotecario S.A. and its subsidiaries. Furthermore, Banco Hipotecario S.A. and BACS Banco de Crédito y Securitización S.A. usually act as underwriters in Capital Market transactions for the Group. All transactions are carried out at arm’s length.

12. Purchase of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

13. Investment in investment funds managed by BACS Administradora de Activos

The Group invests its liquid funds in mutual funds managed by BACS Administradora de Activos S.A.S.G.F.C.I. among other entities.

The following is a summary of the balances with related parties:

Item	06.30.20	06.30.19
Trade and other receivables	4,826,604	6,063,813
Investments in financial assets	5,570,841	4,554,854
Trade and other payables	(1,495,540)	(432,206)
Total	8,901,905	10,186,461

Related parties	06.30.20	06.30.19	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	-	5,409,475	Advances
	(1,107,293)	-	Received advances
	3,179,786	2,308,983	Non-convertible notes
	2,612,655	-	Loans granted
	141,785	121,379	Other credits
	56,695	80,832	Corporate services
	12,448	17,791	Equity incentive plan
	9,669	6,809	Reimbursement of expenses
	10,014	926	Leases and/or rights to use space
	(886)	(587)	Reimbursement of expenses to pay
	(14,609)	(20,880)	Equity incentive plan to pay
	85	-	Lease collections
	-	(188)	Lease collections to pay
Total direct parent company	4,900,349	7,924,540
Cresud S.A.CI.F. y A.	1,581,368	1,622,614	Non-convertible notes
	(2,546)	(3,639)	Equity incentive plan to pay
	1,611	-	Leases and/or rights to use space
	(1,000)	(38,411)	Reimbursement of expenses to pay
	(181,517)	(123,535)	Corporate services to pay
Total direct parent company of IRSA	1,397,916	1,457,029
La Rural S.A.	203,993	364,801	Dividends
	5,623	38,513	Leases and/or rights to use space
	(790)	-	Leases and/or rights to use space to pay
	73,441	-	Other credits
	(55)	(3,959)	Reimbursement of expenses to pay
TGLT S.A.	8,814	-	Other credits
Other associates and joint ventures	-	7,291	Leases and/or rights to use space
	(41)	-	Lease collections to pay
	1,370	610	Reimbursement of expenses
	8,961	3	Management fee
	(851)	(553)	Leases and/or rights to use space to pay
Total associates and joint ventures of IRSA Propiedades Comerciales	300,465	406,706
Directors	(12)	(17)	Reimbursement of expenses to pay
	(126,417)	(189,859)	Fees
Total Directors	(126,429)	(189,876)
IRSA International LLC	269,520	-	Loans granted
	146	-	Other credits
Epsilon Opportunities LP	809,687	623,257	Mutual funds
Tyrus S.A.	1,392,091	-	Loans granted
Centro Comercial Panamericano S.A.	7	10	Reimbursement of expenses
	(35,647)	-	Other payables
OFC S.R.L.	790	834	Other credits
	(20,400)	(29,156)	Other payables
Exportaciones Agroindustriales Argentinas S.A.	-	(16,533)	Other payables
Others	6,578	8,897	Reimbursement of expenses
	6,938	5,336	Leases and/or rights to use space
	214	306	Advertising space
	(1,380)	-	Other payables
	3,156	-	Other credits
	(33)	(2,448)	Leases and/or rights to use space to pay
	(1,588)	(34)	Reimbursement of expenses to pay
	(475)	(2,407)	Legal services
Total others	2,429,604	588,062
Total at the end of the year	8,901,905	10,186,461

The following is a summary of the results with related parties:

Related parties	06.30.20	06.30.19	06.30.18	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	63,752	85,269	90,252	Corporate services
	520,208	14,562	42,215	Financial operations
	712	10,349	2,401	Leases and/or rights to use space
	284	373	420	Commissions
Total direct parent company	584,956	110,553	135,288
Cresud S.A.CI.F. y A.	223,849	37,739	367,635	Financial operations
	11,561	7,615	5,280	Leases and/or rights to use space
	(353,334)	(404,915)	(420,215)	Corporate services
Total direct parent company of IRSA	(117,924)	(359,561)	(47,300)
La Rural S.A.	-	37,664	32,296	Leases and/or rights to use space
	-	-	29,078	Dividends accrued
	-	-	4,459	Financial operations
TGLT S.A.	36,234	-	-	Financial operations
Others associates and joint ventures	13,900	342	10,621	Fees
	-	(855)	1,859	Financial operations
	345	-	(1,323)	Leases and/or rights to use space
	-	-	31	Corporate services
Total associates and joint ventures of IRSA Propiedades Comerciales	50,479	37,151	77,021
Directors	(334,937)	(390,516)	(423,712)	Fees
Senior Management	(22,411)	(24,641)	(25,062)	Fees
Total Directors	(357,348)	(415,157)	(448,774)
Banco de Crédito y Securitización	50,978	54,934	43,376	Leases and/or rights to use space
BHN Vida S.A	9,914	11,065	8,377	Leases and/or rights to use space
BHN Seguros Generales S.A.	9,766	11,202	8,518	Leases and/or rights to use space
IRSA Internacional LLC	50,155	-	-	Financial operations
Tarshop S.A.	58	58,171	40,233	Leases and/or rights to use space
	54	1,056	849	Commissions
Estudio Zang, Bergel & Viñes	(18,906)	(20,419)	(25,615)	Fees
Others	5,478	5,019	5,620	Leases and/or rights to use space
	3,976	-	-	Financial operations
	-	44	-	Purchase of tax credits
	-	-	66	Commissions
	-	-	(4,622)	Donations
Total others	111,473	121,072	76,802
Total at the end of the year	271,636	(505,942)	(206,963)

The following is a summary of the transactions with related parties:

Related parties	06.30.20	06.30.19	Description of transaction
Quality Invest S.A.	47,219	72,652	Irrevocable contributions granted
Total irrevocables contributions	47,219	72,652
Nuevo Puerto Santa Fe	38,319	14,954	Dividends received
La Rural S.A	-	430,458	Dividends received
Total dividends received	38,319	445,412
IRSA Inversiones y Representaciones S.A.	641,447	868,733	Dividends granted
Cresud S.A.	11,581	-	Dividends granted
E-commerce Latina S.A.	9,610	1,028	Dividends granted
Tyrus S.A.	131	166	Dividends granted
Total dividends granted	662,769	869,927
Tarshop S.A.	-	177,137	Sale of shares
Total sale of shares	-	177,137
TGLT S.A.	2,175,110	-	Shares purchase
Total shares purchase	2,175,110	-